Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7.	PROPERTY AND EQUIPMENT

At December 31, 2020 and 2019 property and equipment consisted of the following (in thousands):

	2020	2019
Telemedicine equipment	$9,249	$6,435
Software	1,386	1,358
Work in progress	115	234
Computer equipment	779	757
Furniture and fixtures	328	328
Leasehold improvements	568	568
	$12,425	$9,680
Less accumulated depreciation	(8,333)	(7,293)
Total	$4,092	$2,387

Telemedicine equipment includes $0.5 million and $0.5 million at December 31, 2020 and 2019 of equipment acquired under capital lease agreements.

For the years ended December 31, 2020 and 2019 depreciation expense for all assets except telemedicine equipment was $0.1 million and $0.2 million, respectively and included in selling, general and administrative expenses on the statements of operations. Depreciation expense for telemedicine equipment is included within in cost of revenues on the statements of operations and was $0.9 million and $0.5 million for the years ended December 31, 2020 and 2019, respectively.